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                                       [SHIP LOGO /(R)/ THE VANGUARD GROUP LOGO]




December 21, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD STAR FUNDS (THE TRUST)
     FILE NO.  2-88373

Ladies and Gentlemen:

Enclosed is the 42nd Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are (1) to amend the Frequent Trader Policy Disclosure for the each series of the Trust, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on February 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5854

Sincerely,
The Vanguard Group, Inc.





Sarah A. Buescher

Senior Counsel



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission